Class I Shares | ING T. Rowe Price Capital Appreciation Portfolio

ING T. Rowe Price Capital Appreciation Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses	Class I Shares ING T. Rowe Price Capital Appreciation Portfolio Class I
Management Fee	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.65%

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING T. Rowe Price Capital Appreciation Portfolio Class I	66	208	362	810

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes: equity securities, debt securities, and money market instruments. The Portfolio invests primarily in the common stocks of established U.S. companies the sub-adviser (“Sub-Adviser”) believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), futures and options, in keeping with the Portfolio’s investment objective. The Portfolio may invest up to 25% of its net assets in foreign equity securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price.

The Portfolio’s common stocks generally fall into one of two categories: the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short-term but not necessarily over the long-term.

The Portfolio may invest in bonds, convertible securities, and bank loans for their income, or other features, or to gain additional exposure to a company. Investments in a company may also be made through negotiated notes or loans, including loan participations and assignments. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 25% of the Portfolio’s assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality (“junk bonds”) and restricted securities.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio’s overall exposure to certain markets; as a cash management tool; to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Sub-Adviser works as hard to reduce risk as to maximize gains. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio’s cash reserve may reflect the Sub-Adviser’s ability to find companies that meet valuation criteria rather than its market outlook.

If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year: (i) shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price; (ii) U.S. government obligations; (iii) negotiable certificates of deposit, bankers’ acceptances, and fixed-time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iv) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; (v) repurchase agreements; and (vi) U.S dollar and non-U.S. dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Asset Allocation The success of the Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities, debt instruments, and/or money market instruments and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class I shares’ performance and Class S shares’ performance from year to year, and the table compares the Portfolio’s Class I shares’ and Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. Class I shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares’ performance would be higher than Class S shares’ performance because of the higher expenses paid by Class S shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
The bar chart below shows the Portfolio’s Class S shares’ performance (2002-2003) and Class I shares’ performance (2004-2011).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.64% and Worst quarter: 4th, 2008, (19.04)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class I Shares ING T. Rowe Price Capital Appreciation Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class I		3.16%	3.68%		9.06%		May 02, 2003
Class I S&P 500 Index	[1]	2.11%	(0.25%)		5.82%	[2]
Class I Barclays Capital U.S. Government/Credit Bond Index	[1]	8.74%	6.55%		5.18%	[2]
Class I 60% S&P 500 Index/40% Barclays Capital U.S. Government/Credit Bond Index Composite	[1]	5.05%	2.87%		5.88%	[2]
Class S		2.89%	3.42%	7.92%			Jan. 24, 1989
Class S S&P 500 Index	[1]	2.11%	(0.25%)	2.92%
Class S Barclays Capital U.S. Government/Credit Bond Index	[1]	8.74%	6.55%	5.85%
Class S 60% S&P 500 Index/40% Barclays Capital U.S. Government/Credit Bond Index Composite	[1]	5.05%	2.87%	4.45%
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.